Common Stock (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Class A Common Stock Reserved for Future Issuance
Class A common stock reserved for future issuance consist of the following:

	December 31,
	2022	2023
Convertible preferred stock	5,040,369	10,705,829
Class B convertible common stock	554,843	554,843
Class A common stock options granted and outstanding	1,065,984	1,883,938
Class A shares available for issuance under incentive plans	23,314	305,373
Class A common stock warrants	95,034	95,034
Preferred stock warrants	164,676	164,676
Common stock reserved for future issuance consist of the following:

June 30, 2024
Common stock warrants	164,676
Common stock options granted and outstanding	3,005,809
Shares available for issuance under incentive plans	1,608,065
Shares available under the 2024 Employee Stock Purchase Plan	250,995